Derivative financial instruments - Schedule of Amounts Reclassified from Reserves to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	£ 2,544	£ (3,198)
Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(1,110)	4,223
Fair value hedges | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	962	(2,350)
Cash flow hedges | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	138	(198)
Cash flow hedges | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	262	(1,295)
Cash flow hedges | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(1,796)	5,636
Cash flow hedges | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(648)	2,703
Interest rate | Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(264)	22
Interest rate | Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(17)	(49)
Interest rate | Fair value hedges | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	14	(14)
Interest rate | Cash flow hedges | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	436	1,785
Hedge ineffectiveness recognised in the income statement	(3)	20
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	(552)	(14)
Interest rate | Cash flow hedges | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(37)	(6,145)
Hedge ineffectiveness recognised in the income statement	20	(30)
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	1,674	53
Interest rate | Cash flow hedges | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	284	(2,831)
Hedge ineffectiveness recognised in the income statement	2	0
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	725	26
Foreign exchange | Cash flow hedges | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m		198
Hedge ineffectiveness recognised in the income statement		0
Hedged item affected income statement £m		(22)
Foreign exchange | Cash flow hedges | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(138)
Hedge ineffectiveness recognised in the income statement	0
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	(9)
Foreign exchange | Cash flow hedges | Customer deposits | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	0	3
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	£ 0	£ 0